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                       SUPPLEMENT DATED JUNE 22, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In the "Subaccounts" section of your variable annuity prospectus, please add Urdang Securities Management, Inc. and Palisade Capital Management, L.L.C. as subadvisers for the GE Investments Funds, Inc. -- Total Return Fund.

19771CB SUPPA 06/22/10